Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum payments under the operating lease for office space as of March 31, 2019 are as follows:
2020	$86,152
2021	$88,752
2022	$91,414
2023	$86,080